RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Presentation of leases for lessee [abstract]
Other loss	$ 2,586	$ 20